BASIS OF PREPARATION (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Jan. 01, 2020	Dec. 31, 2019	[1]
Disclosure of initial application of standards or interpretations [line items]
Cash and cash equivalents	£ 95,829	£ 79,194	[1]	£ 78,145	[1]	£ 59,507	£ 59,507
Change in operating assets	£ 17,037	(10,365)	[1]	(17,668)	[1]
Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of initial application of standards or interpretations [line items]
Cash and cash equivalents		2,815		2,678		£ 1,696
Change in operating assets		£ (137)		£ (982)

[1]	1 Restated, see page F-16.